Relationship between Plans Benefit Obligations and Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets, benefit obligation	$ 402,686	$ 385,013
Plans with accumulated benefit obligation in excess of plan assets, benefit obligation	340,742	324,247
Plans with projected benefit obligation in excess of plan assets, plan asset	241,960	198,208
Plans with accumulated benefit obligation in excess of plan assets, plan asset	241,960	198,208
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets, benefit obligation	185,993	174,358
Plans with accumulated benefit obligation in excess of plan assets, benefit obligation	94,423	83,465
Plans with assets in excess of projected benefit obligations, benefit obligation		980
Plans with assets in excess of accumulated benefit obligations, benefit obligation	79,163	73,198
Plans with projected benefit obligation in excess of plan assets, plan asset	155,056	136,296
Plans with accumulated benefit obligation in excess of plan assets, plan asset	70,642	62,902
Plans with assets in excess of projected benefit obligations, plan asset		1,022
Plans with assets in excess of accumulated benefit obligations, plan asset	$ 84,414	$ 74,416